Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	May 31, 2026	Sep. 30, 2026	Dec. 31, 2025
Significant Accounting Policies [Line Items]
Economic Development Tax Credit Qualified Amount		$ 161
Tax Credit Benefit Period		10 years
Tax Credit Included In Current assets		$ 16	$ 15
Tax Credit Included In Non Current assets		$ 48	$ 64
Transferable tax credits certified	$ 15
Proceeds from sale of tax credits	$ 14